NEW YORK VENTURE FUND, INC.
SECURITIES ACT OF 1933-FILE NUMBER #2-29858
RULE 24f-2 NOTICE (INVESTMENT COMPANY ACT OF 1940)

New York Venture Fund, Inc. hereby files its Rule 24f-2 notice in respect to payment of the filing fee due for the shares of common stock sold as described below:

NAME AND ADDRESS OF ISSUER
--------------------------
New York Venture Fund, Inc.
124 East Marcy Street
Santa Fe, New Mexico  87501

FISCAL YEAR FOR WHICH NOTICE FILED
----------------------------------
August 1, 1994 through July 31, 1995 (hereinafter referred to as the "fiscal period").

NUMBER OF SHARES (hereinafter referred to as "shares")  REGISTERED
------------------------------------------------------------------
OTHER THAN UNDER RULE 24f-2 AND REMAINING UNSOLD OF JULY 31, 1994.
------------------------------------------------------------------
None

NUMBER OF SHARES REGISTERED DURING THE FISCAL PERIOD UNDER THE
--------------------------------------------------------------
SECURITIES ACT OF 1933 OTHER THAN UNDER 24f-2
---------------------------------------------
None

NUMBER OF SHARES SOLD DURING THE FISCAL PERIOD
----------------------------------------------

34,538,901

NUMBER OF SHARES SOLD DURING THE FISCAL PERIOD PURSUANT TO
----------------------------------------------------------
REGISTRATION UNDER RULE 24f-2
-----------------------------

34,538,901

CALCULATION OF FEE
------------------

(A)  Shares Sold pursuant to 24f-2        Aggregate Sales Price
     -----------------------------        ---------------------
                 34,538,901                     $431,725,572

(B)  Shares Redeemed                   Aggregate Redemption Price
     ---------------                   --------------------------
      (14,391,476)                 			($178,496,290)

Net aggregate sales price:  (A) minus (B) equals = $253,229,282
Fee Due:   (1/29 of 1% of   $253,229,282  equals   $87,320.44 )

Executed this 25th day of September, 1995
              ----        ---------


By:  /s/ Carl R. Luff
     -----------------------
     Carl R. Luff, Treasurer

Exhibit:  Opinion of Counsel dated August 3, 1995